Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity [Abstract]
Schedule of warrant related activity

	Warrant Shares	Weighted Average Exercise Price
Outstanding, January 1, 2014	17,017,601	$1.29
Issued	6,191,500	0.75
Exercised or cancelled	(1,996,288)	0.36
Outstanding, December 31, 2014	21,212,813	1.19
Issued	3,539,315	0.41
Exercised or cancelled	(285,345)	53.64
Outstanding, December 31, 2015	24,466,783	$0.47

Expiring in 2016	-
Expiring in 2017	7,235,622
Expiring in 2018	3,399,546
Expiring thereafter	13,831,615